Annual Total Returns - Initial Class Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MFS Blended Research Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	16.10%	25.50%	28.53%	(16.00%)	29.53%	15.34%	29.17%	(7.74%)	20.76%	8.45%
MFS Corporate Bond Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.56%	3.00%	9.11%	(16.36%)	(1.40%)	10.57%	14.65%	(3.00%)	6.39%	6.28%
MFS Core Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	12.50%	20.11%	23.14%	(17.27%)	25.31%	18.71%	33.19%	(3.83%)	24.82%	11.38%
MFS Emerging Markets Equity Portfolio
Prospectus [Line Items]
Annual Return [Percent]	33.65%	11.61%	10.90%	(19.72%)	(6.75%)	10.57%	20.52%	(13.94%)	37.95%	9.37%
MFS Global Governments Portfolio
Prospectus [Line Items]
Annual Return [Percent]	6.54%	(4.54%)	2.32%	(17.23%)	(7.43%)	10.60%	6.08%	(1.11%)	6.99%	0.30%
MFS Global Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.68%	11.07%	20.99%	(19.11%)	18.52%	20.76%	36.01%	(4.83%)	32.14%	6.07%
MFS Global Research Portfolio
Prospectus [Line Items]
Annual Return [Percent]	16.36%	15.21%	19.28%	(17.67%)	18.51%	16.49%	31.96%	(8.83%)	25.51%	5.44%
MFS Global Tactical Allocation Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.48%	5.00%	9.63%	(7.20%)	2.79%	6.23%	14.58%	(4.50%)	10.83%	6.24%
MFS Government Securities Portfolio
Prospectus [Line Items]
Annual Return [Percent]	6.99%	0.77%	4.15%	(12.26%)	(1.89%)	6.38%	6.53%	0.47%	2.22%	1.04%
MFS High Yield Portfolio
Prospectus [Line Items]
Annual Return [Percent]	8.65%	6.92%	12.41%	(10.51%)	3.49%	5.09%	14.81%	(3.08%)	6.69%	13.82%
MFS Income Portfolio
Prospectus [Line Items]
Annual Return [Percent]	7.33%	3.25%	7.59%	(13.71%)	0.47%	9.35%	11.60%	(1.99%)	6.24%	8.24%
MFS International Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	21.12%	9.00%	14.72%	(14.95%)	9.27%	15.84%	27.30%	(9.02%)	32.64%	2.49%
MFS International Intrinsic Value Portfolio
Prospectus [Line Items]
Annual Return [Percent]	33.26%	7.25%	17.66%	(23.56%)	10.55%	20.52%	25.94%	(9.49%)	27.14%	4.05%
MFS Massachusetts Investors Growth Stock Portfolio
Prospectus [Line Items]
Annual Return [Percent]	9.90%	16.27%	24.01%	(19.26%)	25.97%	22.53%	39.95%	0.81%	28.42%	6.08%
MFS Research International Portfolio
Prospectus [Line Items]
Annual Return [Percent]	22.05%	3.09%	13.01%	(17.58%)	11.57%	12.95%	28.04%	(14.12%)	28.29%	(0.70%)
MFS Technology Portfolio
Prospectus [Line Items]
Annual Return [Percent]	16.57%	36.80%	54.23%	(35.70%)	13.68%	46.84%	36.16%	1.73%	39.00%	8.69%
MFS U.S. Government Money Market Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.85%	4.84%	4.58%	1.17%	none	0.22%	1.63%	1.26%	0.30%	0.01%